Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 124,880	$ 177,071	$ 149,014	$ 244,241
Restricted cash – current	48,869	53,599	38,329	22,326
Restricted cash – long-term	31,439	29,823	35,521	72,868
Total	205,188	260,493	$ 222,864	$ 339,435
Teide Spirit and Toledo Spirit [Member] | Obligations [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Extinguishment of Debt, Amount	23,600
Property, Plant and Equipment, Disposals	$ 23,600
Teide Spirit [Member] | Obligations [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Extinguishment of Debt, Amount		23,100
Property, Plant and Equipment, Disposals		$ 23,100